Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,578,495.04
Total Fee Amount	6,156.29
Total Offset Amount	0.00
Net Fee	$ 6,156.29
Offering Table N/A
Offset Table N/A	N/A